Supplementary Financial Statements Information (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Accounts Payable and Accrued Liabilities, Current [Abstract]
Liability in respect of litigation	$ 14,600	$ 14,600
Accrued employee compensation and related benefits	5,520	6,634
Commissions	3,650	2,876
Accrued expenses	2,682	2,446
Advances from customers and deferred revenues	2,026	1,961
Accrued warranty costs	1,383	1,448
Government institutions	978	737
Current maturities of OCS liability	186	10
Total other current liabilities	$ 31,025	$ 30,712